Reclassification Out Of Accumulated Other Comprehensive Loss (Tables)	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Reclassification Out Of Accumulated Other Comprehensive Loss
The following table presents the reclassifications out of accumulated other comprehensive income (loss) for the periods indicated and the affected line item in the statements where net income is presented:

Reclassifications for	2013	2012	2011
Net periodic pension and postretirement costs in:
Cost of Sales	$(1,222,417)	$(1,225,104)	$(936,992)
Tax benefit	489,180	490,550	374,663
Net of tax	$(733,237)	$(734,554)	$(562,329)

Selling, General & Administrative Expenses	$(821,692)	$(837,754)	$(716,097)
Tax benefit	328,820	335,450	286,337
Net of tax	$(492,872)	$(502,304)	$(429,760)

Unrealized net gains on available-for-sale securities in:
Gain on sale of equity investments	$3,891,296	$4,173,141	$5,051,406
Tax expense	(1,556,000)	(1,668,000)	(2,024,000)
Net of tax	$2,335,296	$2,505,141	$3,027,406

Loss on impairment of equity investments	$—	$—	$(415,287)
Tax benefit	—	—	168,000
Net of tax	$—	$—	$(247,287)

Reclassifications, net of tax	$1,109,187	$1,268,283	$1,788,030